Subsequent Events	6 Months Ended
Jun. 30, 2021
Disclosure of Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 9:	SUBSEQUENT EVENTS

In July 2021, as a result of exercises of warrants by two investors from the February 2017 offering, the Company issued 8,500,000 ordinary shares represented by 85,000 ADSs, in return to $195,500 (the exercise price, $2.3 per ADS).